PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC.

                       Supplement dated March 17, 2000 to
                       Prospectus dated February 28, 2000

     Effective April 3, 2000, the reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The maximum sales charge payable on Class A Shares of the Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc remains at 4.75%. The prospectus is hereby amended as described below.

The table under the heading "Sales Charges: Sales charge you may pay to purchase Class A Shares" on page 18 of the current prospectus is replaced in its entirety by the following:

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                                                                 SALES CHARGES AS A PERCENTAGE OF
                                                                                 --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE           NET AMOUNT INVESTED
---------------------------------------                                      --------------           -------------------
Under $50,000                                                                     4.75%                      4.99%
$50,000 but under $100,000                                                        4.50%                      4.71%
$100,000 but under $250,000                                                       3.50%                      3.63%
$250,000 but under $500,000                                                       2.75%                      2.83%
$500,000 but under $1,000,000                                                     2.00%                      2.04%
$1,000,000 or more                                                                None                       None


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

PXP 694/SC (3/00)

              PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC.

                       Supplement dated March 17, 2000 to
          Statement of Additional Information dated February 28, 2000

     Effective April 3, 2000, the reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The maximum sales charge payable on Class A Shares of the Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc. remains at 4.75%. The Statement of Additional Information is hereby amended as described below.

The table under the heading "Dealer Concessions" on page 20 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           4.75%                  4.99%                         4.25%
$50,000 but under $100,000                              4.50%                  4.71%                         4.00%
$100,000 but under $250,000                             3.50%                  3.63%                         3.00%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 695B/SC (3/00)